Notes to the Balance Sheet - Summary of Bonds (Details)	12 Months Ended
Dec. 31, 2021 EUR (€) Rate shares
Bonds [Line Items]
Nominal amount bond | Rate	100.00%
Issue of convertible instruments | €	€ 49,200,000
Liability Component of Convertible Bond | €	270,700,000
Interest expense on debt instruments issued | €	€ 325,000,000
Morphosys AG [Member] | Unsecured Convertible Bond [Member]
Bonds [Line Items]
Ordinary Shares Issued | shares	3,250
Morphosys AG [Member] | Unsecured Convertible Bond [Member] | Bottom of range [member]
Bonds [Line Items]
Nominal value of the convertible bond | €	€ 325,000,000
Morphosys AG [Member] | Unsecured Convertible Bond [Member] | Top of range [member]
Bonds [Line Items]
Nominal value of the convertible bond | €	€ 100,000
XETRA [Member] | Convertible Bond [Member]
Bonds [Line Items]
Debt Coupon Rate | Rate	0.625%
Debt Conversion Price	131.29
Morphosys [member] | Convertible Bond [Member]
Bonds [Line Items]
Redemption Percentage of Debt Instrument When Market Price of Shares Fall Down | Rate	130.00%
Redemption Percentage Based on Outstanding Nominal Amount | Rate	20.00%
Proportion of voting rights held in subsidiary | Rate	30.00%
Bearer Ordinary Shares [Member] | Morphosys [member]
Bonds [Line Items]
Intial Conversion of Coveritible Bonds to Ordinary Shares | shares	2,475,436